VARIABLE INTEREST ENTITIES (Summary of Financial Information for Variable Interest Entities) (Details) - JB Believe, LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets	$ 265,778	$ 61,151
Liabilities	(6,749,738)	(6,559,567)
Revenues	21,894	107,800
Expenses	$ (7,437)	$ (46,649)